JPMORGAN TRUST II

February 24, 2005

Filing Desk

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	JPMorgan Trust II (the “Trust”) (File No. 2-95973 and 811-4236); on behalf of each of its series (the “Funds”); Post-Effective Amendment No. 69 and Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A

RULE 497(J) CERTIFICATION

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of prospectuses that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 69 of One Group Mutual Funds filed on February 17, 2005 and effective on February 19, 2005 which were incorporated by reference into Post-Effective Amendment No. 70 of JPMorgan Trust II filed on February 18, 2005 and effective on February 19, 2005, each pursuant to Rule 485(b). The text of Post-Effective Amendment No. 69 and Post Effective Amendment No. 70 was filed electronically.

JPMORGAN TRUST II Registrant

/s/ Stephanie J. Dorsey
Stephanie J. Dorsey Treasurer